Consolidated Statements of Changes in Equity - CAD ($) shares in Thousands, $ in Thousands	Share capital [Member]	Contributed surplus [Member]	Non-controlling interest [Member]	AOCI [Member]	Deficit [Member]	Total
Number of shares outstanding	290,000
Beginning balance at Dec. 31, 2023	$ 486,136	$ 54,833		$ 16,557	$ (123,378)	$ 434,148
Share-based compensation		5,845				5,845
Exercise of options	$ 5,524	(1,969)				3,555
Exercise of options (Shares)	2,615
Share issuance, net	$ 37,753					37,753
Share issuance, net (Shares)	12,061
Settlement of performance share units		(923)				(923)
Total comprehensive loss for the year				36,288	(13,444)	22,844
Ending balance at Dec. 31, 2024	$ 529,413	57,786		52,845	(136,822)	503,222
Number of shares outstanding	304,676
Share-based compensation		9,147				9,147
Exercise of options	$ 8,655	(3,099)				5,556
Exercise of options (Shares)	3,193
Share issuance, net	$ 262,421					262,421
Share issuance, net (Shares)	53,231
Settlement of performance share units		(1,181)				(1,181)
Sale of non-controlling interest			$ 1		68,428	68,429
Tax effect on sale of non-controlling interest					(9,238)	(9,238)
Total comprehensive loss for the year				(29,617)	(30,076)	(59,693)
Ending balance at Dec. 31, 2025	$ 800,489	$ 62,653	$ 1	$ 23,228	$ (107,708)	$ 778,663
Number of shares outstanding	361,100